Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013	Jun. 10, 2013
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalent Item, Description	P90D
The Company's Interest in Net Assets of the Subsidiaries, Expressed as a Percentage	9.40%	9.40%
Investment Banking Deferred Revenue Recognition, duration	3 to 26 months
Number of Operating Segments	4
Number of Operating Subsidiaries	3
Number of Business Lines	2
Realty Capital [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction Sales Commissions Earned by Related Percentage of Benchmark	7.00%
Gross Proceeds from the Sales of Common Stock, Before Allowances, Percentage of Benchmark	3.00%